UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23769

X-Square Series Trust

(Exact name of Registrant as specified in charter)

Centro Internacional de Mercadeo II

90 Carr 165, Suite 803

Guaynabo, PR 00968

(Address of Principal Executive Offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801
(Name and address of agent for service)

With copies of communications to:

Ignacio Canto

X-Square Capital LLC

Centro Internacional de Mercadeo II

90 Carr 165, Ste 803

Guaynabo, Puerto Rico, 00968208

Andrew Davalla

Thompson Hine LLP

41 S. High Street, Suite 1700

Columbus, OH 43215

Registrant’s Telephone Number, including Area Code: (787) 282-1621

Date of fiscal year end: September 30

Date of reporting period: October 1, 2024 - September 30, 2025

Item 1.	Report to Stockholders.

(a)

X-SQUARE MUNICIPAL INCOME ETF

Principal Listing Exchange: NYSE Arca, Inc.

ZTAX - ANNUAL SHAREHOLDER REPORT - September 30, 2025

Fund Overview

This annual shareholder report contains important information about X- Square Municipal Income ETF for the period of October 1, 2024 to September 30, 2025.

You can find additional information about the Fund at https://www.x2etfs.com/resources/x-square-municipal. You can also request this information by contacting us at 1-787-282-1621.

What were the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
X- Square Municipal Income ETF	$92	0.92%

How did the Fund perform last year?

Although the interest-rate environment has remained in restrictive territory, ZTAX has remained resilient, supported by the durable underlying fundamentals of Puerto Rico’s fiscal landscape. Tax revenues remain elevated and are tracking above expectations, providing an ongoing tailwind for the Island’s finances. In addition, the Central Government’s cash reserves continue to sit near record highs, keeping Puerto Rico among the most well-capitalized jurisdictions within the United States on a relative basis. Puerto Rico municipal bonds, however, have underperformed over the past year and year-to-date due to their unrated status and the perception of higher relative risk within the sector. We believe this view is misplaced, as Puerto Rico’s fundamentals remain solid, supported by robust liquidity. At the broader market level, elevated issuance volumes driven by higher construction costs and the depletion of pandemic-era stimulus funds have pressured prices across longer-dated maturities. However, cheaper valuations, wider relative yields, and expectations for gradual Federal Reserve rate cuts later in 2025 have supported renewed demand. We will continue to closely monitor the fiscal and economic landscape in Puerto Rico and seek to capitalize on opportunities that may create long-term shareholder value.

How did the Fund perform since inception?

The X- Square Municipal Income ETF, ZTAX, returned 0.75% for the year ended September 30, 2025. This is in contrast to the Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index, which had a 0.20% return for the same time period.

TOTAL RETURN BASED ON $10,000 INVESTMENT

X- Square Municipal Income ETF
Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
5/18/23
5/31/23
6/30/23
7/31/23
8/31/23
9/30/23
10/31/23
11/30/23
12/31/23
1/31/24
2/29/24
3/31/24
4/30/24
5/31/24
6/30/24
7/31/24
8/31/24
9/30/24
10/31/24
11/30/24
12/31/24
1/31/25
2/28/25
3/31/25
4/30/25
5/31/25
6/30/25
7/31/25
8/31/25
9/30/25

	X- Square Municipal Income ETF	Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index
5/18/23	$10,000.00	$10,000.00
5/31/23	$10,008.00	$9,964.95
6/30/23	$10,180.00	$10,141.78
7/31/23	$10,219.83	$10,207.89
8/31/23	$10,195.49	$10,053.09
9/30/23	$9,912.58	$9,711.32
10/31/23	$9,883.95	$9,555.76
11/30/23	$10,473.06	$10,296.48
12/31/23	$10,775.79	$10,605.74
1/31/24	$10,817.98	$10,556.51
2/29/24	$10,960.21	$10,639.46
3/31/24	$11,073.16	$10,765.83
4/30/24	$10,967.01	$10,699.74
5/31/24	$11,046.63	$10,780.92
6/30/24	$11,080.15	$11,044.62
7/31/24	$11,143.20	$11,165.79
8/31/24	$11,177.42	$11,297.41
9/30/24	$11,185.97	$11,399.02
10/31/24	$11,223.72	$11,225.34
11/30/24	$11,343.81	$11,466.63
12/31/24	$11,077.90	$11,275.77
1/31/25	$11,193.92	$11,361.26
2/28/25	$11,307.79	$11,503.09
3/31/25	$11,053.78	$11,367.83
4/30/25	$10,763.56	$11,165.33
5/31/25	$10,794.29	$11,173.23
6/30/25	$10,987.44	$11,238.68
7/31/25	$10,915.49	$11,069.28
8/31/25	$10,964.80	$11,128.35
9/30/25	$11,269.62	$11,421.78

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS

X-Square Municipal Income ETF	1 Year	Since Inception
X- Square Municipal Income ETF - NAV (Incep. May 18, 2023)	0.75%	5.17%
Bloomberg Municipal Bond: High Yield (non-Investment Grade)Index	0.20%	5.77%

FUND STATISTICS

  Total Net Assets$4,500,273
  # of Portfolio Holdings15
  Portfolio Turnover Rate 0.82%
  Advisory Fees Paid$27,941

Past performance does not guarantee future results. Call 1-787-282-1621 for current month-end performance.

What did the Fund invest in?

MATURITY WEIGHTINGS (as of % Net Assets)

Value	Value
1-3 Years	17.92%
5-10 Years	19.61%
> 10 Years	61.76%

TOP 10 HOLDINGS (as of % Net Assets)

Top 10	Top 10
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.784%, 07/01/2058	21.90%
Commonwealth of Puerto Rico, 4.00%, 07/01/2035	13.47%
Matching Fund Special Purpose Securitization Corp., 5.00%, 10/01/2039	9.61%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.329%, 07/01/2040	9.58%
Commonwealth of Puerto Rico, 5.625%, 07/01/2027	7.75%
Commonwealth of Puerto Rico, 5.75%, 07/01/2031	6.13%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2047	6.07%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2037	5.75%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.00%, 07/01/2028	5.70%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 4.00%, 07/01/2042	5.00%

Material Fund Changes

There have been no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There have been no changes in or disagreements with the Fund's independent accounting firm during the reporting period.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling the Transfer Agent 1-787-282-1621.

ADDITIONAL INFORMATION

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, can be found by visiting https://www.x2etfs.com/resources/x-square-municipal.

Distributor, ALPS Distributors, Inc.

CONNECT WITH US

Phone: 1-787-282-1621

Email: ztax@xsquarecapital.com

X-SQUARE MUNICIPAL INCOME ETF

ZTAX - ANNUAL SHAREHOLDER REPORT - September 30, 2025

98422R104–A–09302025

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments to the provisions of the code of ethics referred to above in Item 2(a) were made.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referred to above in Item 2(a) were granted.

(e)	Not applicable.

(f)	The Registrant’s Code of Ethics is attached as Exhibit 19(a)(1) hereto.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Board of Trustees (“Trustees”) of the Registrant has determined that the Registrant has at least one Audit Committee Financial Expert serving on its audit committee.

(a)(2)	The Board has designated Ramon Ponte and Luis Roig as the Registrant’s Audit Committee Financial Experts. Mr. Ponte and Mr. Roig are “independent” as that term is defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services

(a)

Audit Fees: Audit fees are fees related to the audit of and review of the Fund’s financial statements included in annual reports and registration statements and other services that are normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements. The aggregate fees billed for the last fiscal year for professional services rendered by Cohen & Co for the audit of the Fund’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $18,450 and $18,450 for fiscal year ended September 30, 2024 and fiscal year ended September 30, 2025, respectively.

(b)	Audit-Related Fees: Audit-related fees are fees for assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but are not reported as audit fees. The aggregate fees billed in the last fiscal year for assurance and related services by Cohen & Co that are reasonably related to the performance of the audit of the Fund’s financial statements were $0 and $0 for the fiscal years ended September 30, 2024 and fiscal year ended September 30, 2025, respectively.

(c)	Tax Fees: Tax fees are fees associated with tax compliance, tax advice and tax planning. The aggregate fees billed in the last fiscal year for professional services rendered by Cohen & Co for tax compliance were $7,000 and $7,000 for the fiscal year ended September 30, 2024 and fiscal year ended September 30, 2025, respectively.

(d)	All Other Fees: No fees were billed by Cohen & Co for products and services provided to the Fund other than the services reported in “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above for the fiscal year ended September 30, 2024 and fiscal year ended September 30, 2025, respectively.

(e)	(e)(1) Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s Audit Committee.

(e)(2)	No services described in paragraphs (b) through (d) of this Item 4 were approved by the Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	Not applicable.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Luis Roig, Denisse Rodriguez, and Ramon Ponte.

(b)	Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments (as set forth in 17 CFR 210.12-12) is included in the Financial Statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

ZTAX

X-SQUARE MUNICIPAL INCOME **ETF**

X² CAPITAL

ANNUAL REPORT

September 30, 2025

X-Square Municipal Income ETF	Schedule of Investments
September 30, 2025

	Principal Amount	Value
MUNICIPAL BONDS (99.29%)
Commonwealth of Puerto
Rico, Series 2022 A-1
07/01/35, 4.00%	$621,000	$606,198
07/01/37, 4.00%	71,000	67,447
07/01/41, 4.00%	18,000	16,137
07/01/27, 5.63%	337,000	348,914
07/01/31, 5.75%	249,000	276,096
		1,314,792
Matching Fund Special
Purpose Securitization Corp.
10/01/39, 5.00%	425,000	432,414
Puerto Rico Commonwealth
Aqueduct & Sewer
Authority
07/01/42, 4.00%(a)	250,000	225,163
07/01/28, 5.00%(a)	250,000	256,762
07/01/37, 5.00%(a)	250,000	258,749
07/01/47, 5.00%(a)	280,000	273,075
		1,013,749
Puerto Rico Sales Tax
Financing Corp. Sales
Tax Revenue, Series
Restructured Series A-2
07/01/40, 4.33%	450,000	431,058
07/01/58, 4.78%	1,060,000	985,679
		1,416,737
Territory of Guam
01/01/36, 4.00%	90,000	90,367
11/15/27, 5.00%	200,000	200,545
		290,912

TOTAL MUNICIPAL BONDS (Cost $4,454,748)		4,468,604

See Notes to Financial Statements and Financial Highlights.
Annual Report | September 30, 2025	1

X-Square Municipal Income ETF	Schedule of Investments
September 30, 2025

	7-Day Yield Annualized	Shares
SHORT-TERM INVESTMENTS (1.98%)
BlackRock Liquidity Funds MuniCash Inst Class	2.79%	88,897	$88,906

TOTAL SHORT TERM INVESTMENTS
(Cost $88,906)			88,906

TOTAL INVESTMENTS (101.27%) (Cost $4,543,654)			4,557,510
Liabilities in Excess of Other Assets (-1.27%)			$(57,237)
NET ASSETS (100.00%)			$4,500,273

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. The total value of Rule 144A securities amounts to $1,013,749, which represents 22.53% of net assets as of September 30, 2025.

See Notes to Financial Statements and Financial Highlights.
2	www.x2etfs.com

X-Square Municipal Income ETF	Statement of Assets and Liabilities
September 30, 2025

ASSETS:
Investments, at fair value (Cost $4,543,654)	$4,557,510
Cash	136
Interest receivable	60,527
Prepaid expenses and other assets	523
Total Assets	4,618,696

LIABILITIES:
Accrued chief compliance officer fees payable	1,130
Payable due to advisor (see Note 4)	35,450
Accrued fund administration and accounting fees payable	13,520
Deferred Tax Liability (see Note 6)	2,441
Transfer Agent fees payable	31,130
Accrued professional fees payable	27,295
Accrued trustees’ fees payable	1,500
Other payables and accrued expenses	5,957
Total Liabilities	118,423
Net Assets	$4,500,273

COMPOSITION OF NET ASSETS ATTRIBUTABLE TO SHARES:
Paid-in capital	$4,520,698
Total distributable earnings/accumulated losses	(20,425)
Net Assets	$4,500,273

NET ASSET VALUE
Net assets	$4,500,273
Shares outstanding (unlimited shares authorized, no par value)	179,000
Net Asset Value per Share(a)	$25.14

(a)	Net asset value per share includes GAAP adjustments.

See Notes to Financial Statements and Financial Highlights.
Annual Report | September 30, 2025	3

X-Square Municipal Income ETF	Statement of Operations
For the Year Ended September 30, 2025

INVESTMENT INCOME:
Interest	$202,922
Total Investment Income	202,922

EXPENSES:
Investment advisory fee (see Note 4)	27,941
Fund accounting, administration and compliance fees	121,837
Professional fees	50,862
Trustees’ fees and expenses	1,500
Printing expense	18,142
Transfer agent fees	16,980
Other expenses	13,043
Total Expenses	250,305
Reimbursement from Adviser/Advisory fee waiver (see Note 4)	(210,618)
Net Expenses	39,687
Net Investment Income, Before Income Taxes	163,235
Current and deferred tax benefit/(expense) (see Note 6)	–
Net Investment Income, Net of Income Taxes	163,235

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investment securities	(2,232)
Net realized loss:	(2,232)
Change in unrealized appreciation/(depreciation) on:
Investment securities, before taxes	(165,417)
Deferred tax benefit/(expense) (see Note 6)	35,206
Net change in unrealized appreciation/ (depreciation), net of taxes	(130,211)
Net Realized and Unrealized Loss on Investments	(132,443)
Net Increase in Net Assets Resulting from Operations	$30,792

See Notes to Financial Statements and Financial Highlights.
4	www.x2etfs.com

X-Square Municipal Income ETF	Statements of Changes in Net Assets

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
FROM OPERATIONS:
Net investment income	$163,235	$135,731
Net realized gain/(loss) on investments	(2,232)	18,984
Net change in unrealized appreciation/(depreciation) on investments	(130,211)	244,796
Net Increase in Net Assets from Operations	30,792	399,511

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(196,906)	(163,697)
Decrease in Net Assets from Distributions to Shareholders	(196,906)	(163,697)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	639,397	663,600
Cost of shares redeemed	–	(603,978)
Net Increase from Capital Share Transactions	639,397	59,622
Net Increase in Net Assets	473,283	295,436

NET ASSETS:
Beginning of period	4,026,990	3,731,554
End of period	$4,500,273	$4,026,990

OTHER INFORMATION:
Capital Share Transactions:
Beginning shares	154,000	154,000
Shares sold	25,000	25,000
Shares redeemed	–	(25,000)
Ending Shares	179,000	154,000

See Notes to Financial Statements and Financial Highlights.
Annual Report | September 30, 2025	5

X-Square Municipal Income ETF	Financial Highlights
For a Share Outstanding Throughout the Year/Period Presented

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024		For the Period May 18, 2023 (Commencement of Operations) to September 30, 2023
PER SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$26.15	$24.23		$25.00
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.96	1.00		0.39
Net realized and unrealized gain/(loss) on investments	(0.79)	2.09		(0.59)
Net increase/(decrease) in Net Asset Value	0.17	3.09		(0.20)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1.18)	(1.17)		(0.46)
From return of capital	–	–		(0.11)
Total Distributions to Shareholders	(1.18)	(1.17)		(0.57)

Net asset value per share - end of period	$25.14 (b)	$26.15	(b)	$24.23

Total Investment Return - Net Asset Value(c)	0.75%	12.85%		(0.88	%)(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to shares, end of period (000s)	$4,500	$4,027		$3,732
Ratio of actual expenses to average net assets including fee waivers and reimbursements	0.92%	1.09	%(e)	1.70	%(f)
Ratio of actual expenses to average net assets excluding fee waivers and reimbursements	5.82%	7.72	%(e)(g)	9.85	%(f)(h)
Ratio of net investment income to average net assets	3.80%	3.85	%(e)	4.13	%(f)
Portfolio turnover rate	0.82%	53.76%		0.90	%(i)

See Notes to Financial Statements and Financial Highlights.
6	www.x2etfs.com

X-Square Municipal Income ETF	Financial Highlights
For a Share Outstanding Throughout the Year/Period Presented

(a)	Calculated using average shares outstanding.
(b)	Net asset value per share includes GAAP adjustments.
(c)	Total investment return is calculated assuming a purchase of shares at the opening on the first day and a sale at closing on the last day of the period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions, if any, and are not annualized.
(d)	Periods less than one full year have not been annualized.
(e)	Ratio includes 0.09% of tax expense attributable to federal statutory income tax.
(f)	Ratio includes $5,948 or 0.60% of tax expense attributable to federal statutory income tax. The fund did not accrue a net deferred tax expense or benefit.
(g)	Ratio includes $26,752 or 0.76% of offering costs that have not been annualized.
(h)	Ratio includes $19,968 or 0.75% of organizational expenses and offering costs that have not been annualized.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements and Financial Highlights.
Annual Report | September 30, 2025	7

X-Square Municipal Income ETF	Notes to Financial Statements and Financial Highlights

September 30, 2025

NOTE 1 — ORGANIZATION AND REGISTRATION

X-Square Municipal Income ETF (the “Fund”) is a series of X-Square Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to January 29, 2024, the X-Square Municipal Income ETF was known as the X-Square Municipal Income Tax Free ETF. The Trust was organized as a statutory trust on December 2, 2021 under the laws of the State of Delaware. The Fund is an actively managed and non - diversified investment company with an investment objective which seeks to provide income exempt from federal income tax. The Fund’s investment adviser is X-Square Capital, LLC (the “Adviser”).

The Fund offers and issues shares at their net asset value (“NAV”) to certain financial institutions such as registered broker-dealers and banks only in aggregations of a specified number of Shares (each, a “Creation Unit”). A Creation Unit consists of 25,000 Shares. Creation Units generally are issued in exchange for a basket of securities (“Deposit Securities”), together with the deposit of a specified cash payment (“Balancing Amount”). Shares will be listed on the NYSE Arca, Inc. (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Balancing Amount, if applicable. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities. A fixed creation or redemption transaction fee of $500, payable to the Fund’s custodian, may be imposed for the transfer and other transaction costs associated with each creation or redemption. The Fund may adjust the creation or redemption transaction fee from time to time or waive the fee on certain orders if the Fund’s custodian has determined to waive some or all of the fee or another party, such as the Adviser, has agreed to pay such fee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) as of the fiscal year end of the Fund.

Use of Estimates: The financial statements are prepared in United States Dollars and in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Portfolio Valuation: The Fund values its portfolio of securities at fair value. The net asset value (“NAV”) per common share of the Fund is determined daily, on each day that there is a regular trading session on the NYSE as of the close of regular trading. The Fund’s NAV per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities, by the number of shares outstanding and rounding the result to the nearest full cent.

8	www.x2etfs.com

X-Square Municipal Income ETF	Notes to Financial Statements and Financial Highlights

September 30, 2025

The Fund generally values its Level 1 securities based on market prices determined at the close of regular trading on the NYSE (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Fund will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund’s currency valuations are done as of the close of regular trading on the NYSE (normally, 4 p.m. Eastern time).

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange, provided such price is not deemed stale, and that it represents fair value. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Fund’s Board of Trustees (“the Board”) using a variety of pricing techniques and methodologies.

The price for debt obligations (including short-term debt obligations with remaining maturities of 60 days or less) is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. In certain circumstances, bid and ask prices may be obtained from: (i) a broker/ dealer specified and deemed reliable by the Adviser, (ii) pink sheets, yellow sheets or the blue list, or (iii) a pricing agent that obtains quotations from broker/dealers or evaluates the value of the respective bid and ask prices. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined when such prices or quotations are not available, or when the Adviser (the Valuation Designee, as defined in Rule 2a-5) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Fund may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund NAV is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Fund prices its shares.

The Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Fund values its securities. In addition, the Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign securities.

Annual Report | September 30, 2025	9

X-Square Municipal Income ETF	Notes to Financial Statements and Financial Highlights

September 30, 2025

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Fund’s valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

Cash and Cash Equivalents: The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day. Cash equivalents are defined as invests in short-term instruments including money market instruments.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis method for financial reporting purposes. Dividends are recorded net of foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

Federal Income Taxes: The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. For the year ended September 30, 2025, the federal income tax rate is 21%. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Internal Revenue Code of 1986, as amended (the “Code”) in order to avoid paying entity level income taxes. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

Indemnification: The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

10	www.x2etfs.com

X-Square Municipal Income ETF	Notes to Financial Statements and Financial Highlights

September 30, 2025

NOTE 3 — FAIR VALUE MEASUREMENTS

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$4,468,604	$–	$4,468,604
Short-Term Investments	88,906	–	–	88,906
Total	$88,906	$4,468,604	$–	$4,557,510

There were no Level 3 securities held in the Fund at September 30, 2025. There were no transfers in or out from Level 3 as of and for the period ended September 30, 2025.

Annual Report | September 30, 2025	11

X-Square Municipal Income ETF	Notes to Financial Statements and Financial Highlights

September 30, 2025

NOTE 4 — INVESTMENT ADVISORY AGREEMENT

As compensation for its services, the Fund pays to the Adviser a monthly management fee at an annual rate of 0.65% of its average daily net assets.

The Adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses so that the total annual operating expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)) of the Fund do not exceed 1.10% of the Fund’s average daily net assets for the period ended October 31, 2023, and 1.00% for the period of November 1, 2023 thru September 30, 2025. Effective April 1, 2025, the adviser’s contractual waiver agreement was revised to reflect an expense limitation of 0.85% of the Fund’s average daily net assets. The Adviser may recoup these fee waivers and expense reimbursements from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limit in place at the time of waiver/reimbursement or the expense limits in place at the time of recoupment.

As of September 30, 2025, the following amounts were available for recoupment by the Adviser based upon their potential expiration date:

Expiring in 2026	Expiring in 2027	Expiring in 2028
$93,045	$206,168	$210,618

NOTE 5 — OTHER AGREEMENTS

Distribution and Services Agreement

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees.

ALPS Distributors, Inc. (the “Distributor”) serves as the Fund’s distributor and is an affiliate of the Administrator (defined below). The Distributor acts as an agent for the Fund and the distributor of the Fund’s shares. No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions during the year ended September 30, 2025 for the Fund.

Administration Agreement

ALPS Fund Services, Inc. (the “Administrator” or “ALPS”), provides various accounting services to the Fund pursuant to the fund accounting servicing agreement. The Trust and the Administrator have entered into the fund administration servicing agreement (“Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including providing certain operational, clerical, recordkeeping and/or bookkeeping services. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from the Administrator’s refusal or failure to comply with the terms of the Administration Agreement or from the Administrator’s bad faith, negligence, or willful misconduct in the performance of its duties under the Administration Agreement.

12	www.x2etfs.com

X-Square Municipal Income ETF	Notes to Financial Statements and Financial Highlights

September 30, 2025

ALPS, pursuant to a chief compliance officer services agreement with the Trust, provides chief compliance officer (“CCO”) services to the Fund whereby an employee of ALPS serves as the CCO of the Fund. Additionally, ALPS provides services in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS receives an annual fee for these services and is reimbursed for certain out-of-pocket expenses, pursuant to the CCO services agreement. The CCO receives no salary or fees from the Trust.

A Trustee and certain Officers of the Fund are also employees of the Adviser. Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives an annual retainer of $2,000 paid quarterly. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at Board meetings.

Transfer Agency Agreement

State Street Bank serves as the Transfer Agent to the Trust. Under the Transfer Agency Agreement, State Street Bank is responsible for maintaining all shareholder records for the Trust.

NOTE 6 — FEDERAL TAX AND TAX BASIS INFORMATION

The Fund accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under the method, the Fund determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Fund recognizes deferred tax assets to the extent that these assets are more likely than not to be realized. In making such a determination, the Fund utilizes all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies, and results of recent operations. If it’s determined that the Fund would be able to realize deferred tax assets in the future in excess of their net recorded amount, an adjustment would be made to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Fund records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than not recognition threshold, the Fund recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

Annual Report | September 30, 2025	13

X-Square Municipal Income ETF	Notes to Financial Statements and Financial Highlights

September 30, 2025

Total income tax (expense) benefit for the Fund differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment income and net realized and unrealized gains (losses) on investments for the year ended September 30, 2025 as follows:

Application of Statutory income tax rate:	$927
Permanent Difference for Tax-Exempt Interest Income, Net of Expenses Related to Tax-Exempt Interest Income:	$34,279
Total Income Tax (Expense) Benefit:	$35,206

Currently the federal income tax rate for a corporation is 21%. As of September 30, 2025, the Fund recorded a net deferred tax liability for its investments. Should a deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset. Components of the Fund’s deferred tax asset (liability) are as follows:

As of September 30, 2025
Deferred tax assets:
Capital loss carryforwards	$469
Total deferred tax assets	$469

Deferred tax liabilities:
Net unrealized appreciation on investments	$(2,910)
Total deferred tax liabilities	$(2,910)

Net deferred tax liability	$(2,441)

The Fund’s income tax provision consists of the following as of September 30, 2025:

Current:
Federal	$–
Total	$–

Deferred & other:
Federal	$35,206
Total	$35,206
Total Income Tax (Expense) Benefit	$35,206

14	www.x2etfs.com

X-Square Municipal Income ETF	Notes to Financial Statements and Financial Highlights

September 30, 2025

As of September 30, 2025, the cost of investments for federal income tax purposes and net unrealized appreciation/(depreciation) on investments were as follows:

Cost of investments for income tax purposes:	$4,543,654
Gross appreciation:	$60,445
Gross depreciation:	$(46,589)
Net unrealized appreciation/(depreciation):	$13,856

The tax character of the distributions paid during the fiscal year ended September 30, 2024 was as follows:

Ordinary Income:	$163,697
Return of Capital:	$–

The tax character of the distributions paid during the fiscal year ended September 30, 2025 was as follows:

Ordinary Income:	$196,906
Return of Capital:	$–

NOTE 7 — INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the period ended September 30, 2025 were as follows:

Cost of Investments Purchased	Proceeds from Investments Sold
$688,354	$35,266

There no purchases or sales of long-term U.S. government securities for the period ended September 30, 2025.

NOTE 8 — SEGMENT REPORTING

The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment. Disclosures (“ASU 2023-07”) during the year. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. ASU 2023-07 establishes standards for reporting information about operating segments on a basis consistent with the Fund’s internal organizational structure. The Fund uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Fund’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Fund’s CODM has been identified as the Chief Executive Officer, who reviews consolidated results presented within the Fund’s financial statements when making decisions about allocating resources and assessing performance of the Fund. The CODM determined that the Fund has only one operating segment as defined by ASU 2023-07. This is supported by the single investment strategy of the Fund, against which the CODMs assesses performance.

Annual Report | September 30, 2025	15

X-Square Municipal Income ETF	Notes to Financial Statements and Financial Highlights

September 30, 2025

NOTE 9 — NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income Tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

NOTE 10 — SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

16	www.x2etfs.com

X-Square Municipal Income ETF	Report of Independent Registered Public Accounting Firm

To the Shareholders of X-Square Municipal Income ETF and

Board of Trustees of X-Square Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of X-Square Municipal Income ETF (the “Fund”), a series of X-Square Series Trust, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended September 30, 2025 and 2024 and for the period May 18, 2023 (commencement of operations) to September 30, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

November 28, 2025

Annual Report | September 30, 2025	17

X2 CAPITAL

CONNECT WITH US

www.x2etfs.com/ztax

ZTAX@xsquarecapital.com

(787) 282-1621

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this report.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since last provided in response to this Item.

Item 16.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	The Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer is attached hereto as Exhibit 19(a)(1).

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(4)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

X-Square Series Trust

By:	/s/ Ignacio Canto
Ignacio Canto
Principal Executive Officer/President

Date:	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

X-Square Series Trust

By:	/s/ Cristina Perez
Cristina Perez
Principal Financial Officer/Treasurer

Date:	December 5, 2025